Fair Value Measurements (Tables)	6 Months Ended
Jun. 30, 2023
Fair Value Measurements [Abstract]
Schedule of Financial Assets that are Measured at Fair Value on a Recurring Basis	The following table presents information about the Company’s financial assets that are measured at fair value on a recurring basis as of June 30, 2023 and December 31, 2022, and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value:
Description	Amount at Fair Value	Level 1	Level 2	Level 3
June 30, 2023 (Unaudited)
Assets
Investments held in Trust Account:
U.S. Treasury Securities	$42,626,135	$42,626,135	$—	$—
Liabilities
Derivative liabilities – Non-Redemption Agreement	$34,301	$—	$—	$34,301

December 31, 2022
Assets
Investments held in Trust Account:
Money Market investments	$308,661,515	$308,661,515	$—	$—

Schedule of Provides Quantitative Information Regarding Level 3 Fair Value Measurements Inputs	The following table provides quantitative information regarding Level 3 fair value measurements inputs at their measurement dates:
	As of June 30, 2023	As of December 31, 2022
Expected redemption price	$11.50	$—
Stock price	$10.48	$—
Volatility	80.0%	—%
Term (years)	5.29	—
Risk-free rate	4.02%	—%
Discount percentage	0.7%	—%

Schedule of Fair Value of the Non-Redemption Agreement Liability, Measured With Level 3 Inputs	The change in the fair value of the non-redemption agreement liability, measured with Level 3 inputs, for the six months ended June 30, 2023 is summarized as follows:
Derivative liabilities at December 31, 2022	$—
Change in fair value of non-redemption agreement liability	—
Derivative liabilities at March 31, 2023	$—
Loss on entry into non-redemption agreement	41,161
Change in fair value of non-redemption agreement liability	(6,860)
Derivative liabilities at June 30, 2023	$34,301